SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impairment of long-lived assets and goodwill
Impairment of long-lived assets	$ 0	$ 0	$ 0
Impairment of goodwill	$ 0	$ 0	$ 0